BATTERY MATERIAL PLANT PROJECT EXPENSES (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Battery Material Plant Project Expenses
Wages and benefits	$ 0	$ 54	$ 81	$ 101